Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Schedule of Detailed Information About Loss Income Allocated To Holders Of Ordinary Shareholders Explanatory
	For the year ended December 31,
	2023	2022	2021
	$ Thousands
(Loss)/Profit for the year attributable to Kenon’s shareholders	(235,978)	312,652	930,273

Schedule of Detailed Information About Number Of Ordinary Shares Explanatory
	For the year ended December 31
	2023	2022	2021
	Thousands
Weighted Average number of shares used in calculation of basic/diluted earnings per share	53,360	53,885	53,879